S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 18, 2025 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	642,857
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	4,928,571